Related Parties - Significant Investments in Subsidiaries Associates and Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Assets	€ 888,520	[1]	€ 884,603	€ 843,878
Liabilities	836,631	[1]	834,751
Subsidiaries [member]
Disclosure of subsidiaries [line items]
Assets	96		54
Liabilities	97		98
Off-balance sheet commitments	29		120
Income received	11		2
Expenses paid			0
Subsidiaries [member] | ING Bank N.V. [member]
Disclosure of subsidiaries [line items]
Assets	44,242		34,902
Liabilities	163		140
Income received	1,103		629
Expenses paid	9		26
Joint ventures [member]
Disclosure of subsidiaries [line items]
Assets			0
Liabilities	€ 6		€ 1

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.